As filed with the Securities and Exchange Commission on November 21, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09035

The Barrett Funds
(Exact name of registrant as specified in charter)

90 Park Avenue, New York, NY 10016
(Address of principal executive offices) (Zip code)

Peter H. Shriver, President
Barrett Associates, Inc.
90 Park Avenue, New York, NY 10016
(Name and address of agent for service)

212-983-5080
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

BARRETT
GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

Shares					Value
	Common Stocks - 91.80%
	Advertising - 3.15%
14,000	Omnicom Group, Inc.				$539,840
	Aerospace & Defense - 1.86%
7,000	Curtiss-Wright Corporation				318,150
	Apparel Retail - 0.83%
4,000	Gymboree Corporation (a)				142,000
	Biotechnology - 9.77%
8,000	Celgene Corporation (a)				506,240
4,000	Genentech, Inc. (a)				354,720
5,000	Genzyme Corporation (a)				404,450
9,000	Gilead Sciences, Inc. (a)				410,220
					1,675,630
	Communications Equipment - 1.42%
13,000	Nokia OYJ - ADR (b)				242,450
605	Nortel Networks Corporation (a)				1,355
					243,805
	Computer Hardware - 0.66%
1,000	Apple Computer, Inc. (a)				113,660
	Construction & Engineering - 1.90%
6,000	Jacobs Engineering Group, Inc. (a)				325,860
	Consumer Products - 5.33%
6,000	PepsiCo, Inc.				427,620
7,000	Procter & Gamble Company				487,830
					915,450
	Data Processing & Outsourced Services - 3.49%
14,000	Automatic Data Processing, Inc.				598,500
	Energy - 6.13%
7,500	Schlumberger Ltd. (b)				585,675
10,000	XTO Energy, Inc.				465,200
					1,050,875
	Financial Services - 2.33%
450	The Goldman Sachs Group, Inc.				57,600
6,000	State Street Corporation				341,280
					398,880
	Health Care Equipment - 4.97%
6,000	Millipore Corporation (a)				412,800
8,000	Thermo Fisher Scientific, Inc. (a)				440,000
					852,000
	Health Care Services - 3.67%
4,000	Cerner Corporation (a)				178,560
10,000	Medco Health Solutions, Inc. (a)				450,000
					628,560
	HyperMarkets & Super Centers - 2.65%
7,000	Costco Wholesale Corporation				454,510
	Industrial - 7.56%
8,000	Donaldson Company, Inc.				335,280
5,200	L-3 Communications Holdings, Inc.				511,264
7,500	United Technologies Corporation				450,450
					1,296,994
	Industrial Conglomerates - 2.72%
24,000	Abb Ltd. - ADR (b)				465,600
	Internet Software & Services - 2.57%
1,100	Google, Inc. (a)				440,572
	Investment Banking & Brokerage - 2.28%
15,000	The Charles Schwab Corporation				390,000
	IT Consulting & Other Services - 1.99%
9,000	Accenture Ltd. (b)				342,000
	Medical Devices & Services - 6.76%
3,500	Covance, Inc. (a)				309,435
7,000	Medtronic, Inc.				350,700
8,000	Stryker Corporation				498,400
					1,158,535
	Oil & Gas Exploration & Production - 2.66%
5,000	Devon Energy Corporation				456,000
	Property & Casualty Insurance - 1.60%
5,000	Chubb Corporation				274,500
	Restaurants - 2.70%
7,500	McDonald's Corporation				462,750
	Semiconductors - 2.71%
8,000	Altera Corporation				165,440
16,000	Intel Corporation				299,680
					465,120
	Specialty Chemicals - 3.54%
12,500	Ecolab, Inc.				606,500
	Systems Software - 2.30%
10,000	Adobe Systems, Inc. (a)				394,700
	Telecommunications & Data Network Equipment - 3.29%
25,000	Cisco Systems, Inc. (a)				564,000
	Water Utilities - 0.96%
4,000	Veolia Environnement SA - ADR (b)				165,120
	Total Common Stocks (Cost $14,127,189)				15,740,911
Principal
Amount
	Short-Term Investments - 5.10%
	Variable Rate Demand Notes - 5.10%
$ 18,845	American Family, 4.94% (c)				18,845
815,190	U.S. Bank, N.A., 3.89% (c)				815,190
40,000	Wisconsin Corporate Central Credit Union, 3.90% (c)				40,000
	Total Short-Term Investments (Cost $874,035)				874,035

	Total Investments (Cost $15,001,224) - 96.90%				16,614,946
	Other Assets in Excess of Liabilities - 3.10%				530,906
	Total Net Assets - 100.00%				$17,145,852

	Percentages are stated as a percent of net assets.
	ADR	American Depository Receipt
	(a)	Non-income producing security.
	(b)	Foreign issued security.
	(c)	Variable rate demand notes are considered short-term obligations and are payable
	on demand at the market value. Interest rates change periodically on specified dates.
	The rates shown are as of September 30, 2008.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets:
Investments	$ 16,614,946	$ 15,740,911	$ 874,035	$ —
Total	$ 16,614,946	$ 15,740,911	$ 874,035	$ —

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$15,001,224

Gross unrealized appreciation	2,840,637
Gross unrealized depreciation	(1,226,915)
Net unrealized appreciation	$1,613,722

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Barrett Funds

By (Signature and Title)        /s/ Peter Shriver
Peter Shriver, President

Date        11/20/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Peter Shriver
Peter Shriver, President

Date     11/20/2008

By (Signature and Title)*      /s/ Paula Elliot
Paula Elliott, Secretary & Treasurer

Date     11/19/2008

* Print the name and title of each signing officer under his or her signature.